Other Equity Instruments - Summary of Other Equity Instruments (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,320	3,794	3,797
Shares granted	21	16	26
Shares vested	(26)	(19)	(30)
Securities issued	500
Securities redeemed	(1,244)	(471)
Ending balance	2,571	3,320	3,794
Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,320	3,794
Shares granted	21	16
Shares vested	(26)	(19)
Securities issued	500
Securities redeemed	(1,244)	(471)
Ending balance	2,571	3,320	3,794
Perpetual contingent convertible securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Securities issued	500
Ending balance	500
Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance
Shares granted
Shares vested
Securities issued	500
Securities redeemed
Ending balance	500
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,808	3,008	3,008
Securities redeemed	(1,244)	(200)
Ending balance	1,564	2,808	3,008
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,808	3,008
Shares granted
Shares vested
Securities redeemed	(1,244)	(200)
Ending balance	1,564	2,808	3,008
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	454	454	454
Ending balance	454	454	454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	454	454
Shares granted
Shares vested
Ending balance	454	454	454
Non-cumulative subordinated notes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		271	271
Securities redeemed		(271)
Ending balance			271
Non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		271
Shares granted
Shares vested
Securities redeemed		(271)
Ending balance			271
Long term incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	58	61	65
Shares granted	21	16	26
Shares vested	(26)	(19)	(30)
Ending balance	53	58	61
Long term incentive plans [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	58	61
Shares granted	21	16
Shares vested	(26)	(19)
Securities redeemed
Ending balance	53	58	61